ACCOUNTS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
SCHEDULE OF ACCOUNTS PAYABLE	Accounts payable consisted of the following:
	As of December 31, 2024	As of December 31, 2023
Accounts payable	$1,072,090	$1,176,850